Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Collaboration and license revenue	$ 1,999,666	$ 1,100,000
Grant revenue	453,202	389,385
Total revenue	2,452,868	1,489,385
Cost of revenue and expenses:
Research and development	4,865,056	6,493,859
General and administrative	4,561,076	5,695,932
Total cost of revenue and expenses	9,426,132	12,189,791
Loss from operations	(6,973,264)	(10,700,406)
Other income (expense):
Interest income (expense)	(4,913,545)	9,699
Loss on extinguishment of derivative liabilities	(1,577,896)
Change in fair value of derivative liabilities	1,608,474	13,980,711
Total other income (expense), net	(4,882,967)	13,990,410
Net income (loss) before income taxes	(11,856,231)	3,290,004
Provision for income taxes
Net income (loss)	(11,856,231)	3,290,004
Other comprehensive income (loss):
Reclassification of loss included in net income		19,097
Net unrealized holding losses on available-for-sale securities arising during the period		(9,320)
Comprehensive income (loss)	$ (11,856,231)	$ 3,299,781
Basic net income (loss) per share (in dollars per share)	$ (0.21)	$ 0.06
Diluted net income (loss) per share (in dollars per share)	$ (0.21)	$ 0.06
Weighted-average number of common shares outstanding - basic (in shares)	56,188,284	51,679,230
Weighted-average number of common shares oustanding - diluted (in shares)	56,188,284	52,365,494